                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2012

Check here if Amendment:  [_]; Amendment Number:
                                                ---------
 This Amendment (check only one): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfax Financial Holdings Limited
Address:  95 Wellington Street West
          Suite 800
          Toronto, ON M5J 2N7

Form 13F File Number:  028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Rivett
Title:    Vice President, Operations
Phone:    416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett                 Toronto, ON             February 14, 2013
----------------------

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $2,509,670
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number       Name
01    028-12555                  Hamblin Watsa Investment Counsel Ltd.
02    028-12556                  V. Prem Watsa

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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                December 31, 2012

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
COLUMN 1                          COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------  ---------- --------------------- ---------- -------- --------------------
                                                                                                               VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/  PUT/ INVESTMENT   OTHER  --------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (X$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
------------------------------ -------------- --------- ---------- ----------- ---- ---- ---------- -------- ------ ------ ------
AURICO GOLD INC                COM            05155C105        193      23,600   SH         DEFINED    01,02  SOLE
BALDWIN & LYONS INC            CL B           057755209     23,025     969,875   SH         DEFINED    01,02  SOLE
BCE INC.                       COM NEW        05534B760     11,479     268,300   SH         DEFINED    01,02  SOLE
BERKSHIRE HATHAWAY INC.        CL A           084670108        807           6   SH         DEFINED    01,02  SOLE
BERKSHIRE HATHAWAY INC.        CL B NEW       084670702      1,805      20,100   SH         DEFINED    01,02  SOLE
BRISTOL MYERS SQUIBB CO        COM            110122108        228       7,000   SH         DEFINED    01,02  SOLE
CFS BANCORP INC.               COM            12525D102         61      10,000   SH         DEFINED    01,02  SOLE
CITIGROUP INC                  COM NEW        172967424        792      20,000   SH         DEFINED    01,02  SOLE
CNINSURE INC                   SPONSORED ADR  18976M103        294      45,000   SH         DEFINED    01,02  SOLE
CRESUD S A C I F Y A           SPONSORED ADR  226406106      6,015     723,012   SH         DEFINED    01,02  SOLE
DELL INC                       COM            24702R101     90,933   8,976,589   SH         DEFINED    01,02  SOLE
EXCO RESOURCES INC             COM            269279402     72,144  10,672,200   SH         DEFINED    01,02  SOLE
FRONTIER COMMUNICATIONS CORP   COM            35906A108     68,726  16,020,000   SH         DEFINED    01,02  SOLE
HEWLETT-PACK CO                COM            428236103        290      20,400   SH         DEFINED    01,02  SOLE
HOLOGIC INC                    COM            436440101        401      20,000   SH         DEFINED    01,02  SOLE
INTEL CORP                     SDCV           458140AD2     11,924  11,500,000  PRN         DEFINED    01,02  SOLE
JOHNSON & JOHNSON              COM            478160104    416,506   5,941,600   SH         DEFINED    01,02  SOLE
KENNEDY-WILSON                 COM            489398107      5,592     400,000   SH         DEFINED    01,02  SOLE
LEVEL 3 COMMUNICATIONS INC     COM NEW        52729N308    298,708  12,931,094   SH         DEFINED    01,02  SOLE
LEVEL 3 COMMUNICATIONS INC     NOTE           52729NBP4     89,203  75,000,000  PRN         DEFINED    01,02  SOLE
MBIA INC                       COM            55262C100        236      30,000   SH         DEFINED    01,02  SOLE
MERCK & CO. INC.               COM            58933Y105        328       8,000   SH         DEFINED    01,02  SOLE
NAM TAI ELECTRS INC            COM PAR $0.02  629865205        484      35,000   SH         DEFINED    01,02  SOLE
NEW ORIENTAL ED & TECH GRP INC SPON ADR       647581107        431      22,200   SH         DEFINED    01,02  SOLE
NEW YORK COMMUNITY BANCORP INC COM            649445103        524      40,000   SH         DEFINED    01,02  SOLE
NEW YORK TIMES CO              CL A           650111107        383      45,000   SH         DEFINED    01,02  SOLE
NEXEN INC                      COM            65334H102      2,087      77,500   SH         DEFINED    01,02  SOLE
NOVADAQ TECHNOLOGIES INC       COM            66987G102     17,375   2,000,000   SH         DEFINED    01,02  SOLE
OLD REPUBLIC INTL CORPORATION  COM            680223104        479      45,000   SH         DEFINED    01,02  SOLE
OVERSTOCK.COM INC              COM            690370101     48,493   3,388,774   SH         DEFINED    01,02  SOLE
PATTERSON UTI ENERGY INC       COM            703481101        354      19,000   SH         DEFINED    01,02  SOLE
PFIZER INC                     COM            717081103      5,896     235,000   SH         DEFINED    01,02  SOLE
PROVIDENT NEW YORK BANCORP     COM            744028101        233      25,000   SH         DEFINED    01,02  SOLE
RESEARCH IN MOTION LTD         COM            760975102    615,146  51,854,700   SH         DEFINED    01,02  SOLE
RESOLUTE FOREST PRODUCTS       COM            76117W109    327,793  24,776,519   SH         DEFINED    01,02  SOLE
RYANAIR HLDGS PLC              SPONSORED ADR  783513104      6,508     189,900   SH         DEFINED    01,02  SOLE
SANDRIDGE ENERGY INC           COM            80007P307    205,817  32,463,200   SH         DEFINED    01,02  SOLE
SLM CORP                       COM            78442P106        429      25,000   SH         DEFINED    01,02  SOLE
SUPERMEDIA INC                 COM            868447103      1,230     362,974   SH         DEFINED    01,02  SOLE
TEAVANA HLDGS INC              COM            87819P102        823      53,100   SH         DEFINED    01,02  SOLE
ULTRA PETROLEUM CORP           COM            903914109        288      15,900   SH         DEFINED    01,02  SOLE
US BANCORP DEL                 COM NEW        902973304     99,202   3,105,879   SH         DEFINED    01,02  SOLE
USG Corp                       COM NEW        903293405      1,201      42,800   SH         DEFINED    01,02  SOLE
WAL-MART STORES INC            COM            931142103     15,017     220,000   SH         DEFINED    01,02  SOLE
WELLS FARGO & CO. NEW          COM            949746101     59,788   1,747,687   SH         DEFINED    01,02  SOLE
                                                                                            DEFINED    01,02  SOLE

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